CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 1,576,366	$ 1,674,657	$ 4,386,640	$ 6,186,638	$ 5,822,388	$ 5,992,054
Cost of goods sold	287,005	408,475	947,946	1,473,073	1,631,220	2,289,418
Gross profit	1,289,361	1,266,182	3,438,694	4,713,565	4,191,168	3,702,636
Operating expenses:
Selling, general and administrative	2,301,305	2,001,935	7,299,391	6,382,166	9,261,471	12,209,162
Warrant issuance costs		2,855,000		2,855,000	2,855,000
Gain on settlement with Vivus						(3,389,941)
Research and development expense	588,355	389,093	2,513,105	1,574,760	2,409,094	1,740,280
Depreciation and amortization expense	739,449	826,795	2,175,126	2,480,385	3,282,967	5,598,884
Intangible asset impairment						7,460,000
Total operating expenses	3,629,109	6,072,823	11,987,622	13,292,311	17,808,532	23,618,385
Loss from operations	(2,339,748)	(4,806,641)	(8,548,928)	(8,578,746)	(13,617,364)	(19,915,749)
Other income (expenses):
Change in fair value of derivative liability	202,000	(430,000)	3,550,000	(430,000)	2,590,000	460,000
Change in fair value of warrant liability		11,739,000		11,739,000	13,974,000
Interest income	75,817	168,481	347,028	287,722	515,311	14,194
Interest expense, promissory note	(158,730)	(131,351)	(393,450)	(410,317)	(536,138)	(596,018)
Loss on issuance of Series A Preferred Stock		(11,088,997)		(11,088,997)	(11,088,997)
Total other income	119,087	257,133	3,503,578	97,408	5,454,176	(121,824)
Net loss before income taxes	(2,220,661)	(4,549,508)	(5,045,350)	(8,481,338)	(8,163,188)	(20,037,573)
Net loss	(2,220,661)	(4,549,508)	(5,045,350)	(8,481,338)	(8,163,188)	(20,037,573)
Preferred Stock dividend and cash premiums	(1,051,695)	(339,232)	(1,863,998)	(339,232)	(821,456)
Preferred Stock accretion	(1,974,359)	(1,153,846)	(9,099,230)	(1,153,846)	(4,829,755)
Net loss attributable to common stockholders	$ (5,246,715)	$ (6,042,586)	$ (16,008,578)	$ (9,974,416)	$ (13,814,399)	$ (20,037,573)
Net loss per common share
Basic (in dollars per share)	$ (0.53)	$ (2.85)	$ (2.18)	$ (4.73)	$ (6.35)	$ (9.68)
Diluted (in dollars per share)	$ (0.53)	$ (2.85)	$ (2.18)	$ (4.73)	$ (6.35)	$ (9.68)
Weighted average common shares outstanding
Basic (in shares)	9,829,793	2,119,620	7,332,030	2,108,747	2,176,017	2,070,210
Diluted (in shares)	9,829,793	2,119,620	7,332,030	2,108,747	2,176,017	2,070,210